UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09835
Capital Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Capital Growth Portfolio                                                                                                                    as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Biotechnology — 4.6%
Arena Pharmaceuticals, Inc. (1)	25,000	$452,750
Celgene Corp. (1)(2)	70,000	3,095,400
Ligand Pharmaceuticals, Inc., Class B (1)(2)	60,000	771,000
Medimmune, Inc. (1)(2)	30,000	1,097,400
		$5,416,550
Capital Markets — 5.6%
E*Trade Financial Corp.	242,000	6,529,160
		$6,529,160
Commercial Services & Supplies — 1.0%
Copart, Inc. (1)	22,000	603,900
Resources Connection, Inc. (1)	22,000	548,020
		$1,151,920
Communications Equipment — 4.6%
Research in Motion Ltd. (1)	63,868	5,421,116
		$5,421,116
Computer Peripherals — 1.1%
Apple Computer, Inc. (1)	10,000	627,200
Palm, Inc. (1)(2)	30,000	694,800
		$1,322,000
Construction Materials — 3.1%
Martin Marietta Materials, Inc.	33,000	3,531,990
U.S. Concrete, Inc. (1)	7,500	108,450
		$3,640,440
Consumer Finance — 0.7%
Student Loan Corp. (The)	3,600	838,800
		$838,800
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc. (1)	7,500	290,475
DeVry, Inc. (1)(2)	57,000	1,297,890
		$1,588,365
Diversified Financial Services — 0.6%
SFE Corp., Ltd.	60,000	697,362
		$697,362
Electric Utilities — 1.7%
British Energy Group PLC (1)	175,000	1,964,041
		$1,964,041

Electronic Equipment & Instruments — 0.5%
Photon Dynamics, Inc. (1)	30,000	$562,500
Symbol Technologies, Inc.	157	1,661
		$564,161
Energy Equipment & Services — 1.8%
Pride International, Inc. (1)	35,000	1,091,300
Transocean, Inc. (1)	12,500	1,003,750
		$2,095,050
Health Care Equipment & Supplies — 3.7%
Cyberonics, Inc. (1)(2)	40,600	1,046,262
eResearch Technology, Inc. (1)(2)	22,500	323,775
I-Flow Corp. (1)(2)	16,617	221,338
Mentor Corp.	38,000	1,721,780
Thoratec Corp. (1)	52,000	1,002,040
		$4,315,195
Health Care Providers & Services — 3.6%
Caremark Rx, Inc.	24,000	1,180,320
DaVita, Inc. (1)	16,000	963,360
Henry Schein, Inc. (1)	22,000	1,052,920
Matria Healthcare, Inc. (1)	25,500	967,980
		$4,164,580
Hotels, Restaurants & Leisure — 6.0%
Krispy Kreme Doughnuts, Inc. (1)(2)	36,000	323,280
Pinnacle Entertainment, Inc. (1)(2)	22,000	619,740
Six Flags, Inc. (1)(2)	529,500	5,390,310
WMS Industries, Inc. (1)	22,000	662,200
		$6,995,530
Insurance — 3.1%
Admiral Group PLC	125,000	1,359,318
Old Republic International Corp.	50,000	1,091,000
PartnerRe, Ltd.	19,000	1,179,710
		$3,630,028
Internet Software & Services — 4.5%
Google, Inc., Class A (1)	9,020	3,517,800
Greenfield Online, Inc. (1)(2)	33,779	202,336
HomeStore, Inc. (1)	5,090	33,390
ValueClick, Inc. (1)(2)	50,000	846,000
WebEx Communications, Inc. (1)	20,000	673,400
		$5,272,926
IT Services — 9.2%
CheckFree Corp. (1)	53,609	2,707,255
Gartner, Inc. (1)	90,000	1,255,500

Kanbay International, Inc. (1)	67,500	$1,030,050
MoneyGram International, Inc.	72,000	2,211,840
Ness Technologies, Inc. (1)	90,000	1,133,100
Patni Computer Systems, Ltd. ADR (1)	47,000	961,150
Satyam Computer Services, Ltd. ADR	32,000	1,400,320
		$10,699,215
Machinery — 0.9%
Parker Hannifin Corp.	12,500	1,007,625
		$1,007,625
Marine — 0.5%
American Commercial Lines, Inc. (1)	12,869	607,417
		$607,417
Media — 1.3%
Central European Media Enterprises Ltd. (1)	13,000	891,930
Getty Images, Inc. (1)	8,500	636,480
		$1,528,410
Metals & Mining — 7.0%
Bolnisi Gold NL	387,163	676,601
Gabriel Resources Ltd. (1)	200,000	428,596
Gammon Lake Resources, Inc. (1)	193,000	3,493,300
Miramar Mining Corp. (1)	180,000	610,200
NovaGold Resources, Inc. (1)	59,411	908,988
Western Silver Corp. (1)	85,000	1,994,950
		$8,112,635
Multiline Retail — 1.5%
Big Lots, Inc. (1)	45,000	628,200
Saks, Inc.	60,000	1,158,000
		$1,786,200
Oil, Gas & Consumable Fuels — 6.1%
Amerada Hess Corp.	23,500	3,346,400
Parallel Petroleum Corp. (1)	29,631	546,692
SXR Uranium One, Inc. (1)(2)	262,060	2,023,968
Valero Energy Corp.	20,000	1,195,600
		$7,112,660
Personal Products — 0.6%
Herbalife, Ltd. (1)	19,708	665,539
		$665,539
Pharmaceuticals — 4.2%
Adams Respiratory Therapeutics, Inc. (1)	13,000	517,010
Medicines Co., (The) (1)	28,000	575,960

Par Pharmaceutical Cos., Inc. (1)	21,000	$591,780
Shire Pharmaceuticals Group PLC ADR	70,000	3,254,300
		$4,939,050
Semiconductors & Semiconductor Equipment — 6.4%
Atheros Communications, Inc. (1)	126,000	3,299,940
Intel Corp.	30,000	580,500
Micron Technology, Inc. (1)	70,000	1,030,400
PDF Solutions, Inc. (1)	70,000	1,324,400
QuickLogic Corp. (1)	60,000	344,400
Tessera Technologies, Inc. (1)	27,000	866,160
		$7,445,800
Software — 1.1%
CA, Inc.	11	299
RSA Security, Inc. (1)	70,000	1,255,800
		$1,256,099
Specialty Retail — 1.7%
Circuit City Stores, Inc. (2)	21,000	514,080
Men’s Wearhouse, Inc. (The)	20,000	718,800
Tweeter Home Entertainment Group, Inc. (1)	95,000	744,800
		$1,977,680
Tobacco — 1.1%
Loews Corp. - Carolina Group	26,000	1,229,020
		$1,229,020
Wireless Telecommunication Services — 6.3%
NII Holdings, Inc. Class B (1)	124,000	7,312,280
		$7,312,280
Total Common Stocks (identified cost $86,669,094)		$111,286,854

Commercial Paper — 2.4%

Security	Principal Amount (000’s omitted)	Value
Abbey National North America, LLC, 4.79%, 4/4/06	$1,000	$999,601
Sheffield Receivables, 4.77%, 4/7/06	1,781	1,779,584
Total Commercial Paper (at amortized cost, $2,779,185)		$2,779,185

Short-Term Investments — 16.6%

Security	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (3)	$15,226	$15,226,354
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	2,000	2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	2,158	2,158,000
Total Short-Term Investments (at amortized cost, $19,384,354)		$19,384,354
Total Investments — 114.5% (identified cost $108,832,633)		$133,450,393
Other Assets, Less Liabilities — (14.5)%		$(16,888,399)
Net Assets — 100.0%		$116,561,994

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at March 31, 2006.
(3)

As of March 31, 2006, the Portfolio loaned securities having a market value of $14,464,337 and received $15,226,354 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$108,832,633
Gross unrealized appreciation	$25,934,184
Gross unrealized depreciation	(1,316,424)
Net unrealized appreciation	$24,617,760

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	May 24, 2006